Property and Equipment (Details) $ in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2018 USD ($) passenger	Aug. 31, 2018 passenger	Jun. 30, 2018 passenger	Apr. 30, 2018 passenger	Mar. 31, 2018 passenger	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Ships and ship improvements	$ 46,957					$ 46,957	$ 46,744
Ships under construction	2,004					2,004	790
Other property and equipment	3,661					3,661	3,331
Total property and equipment	52,622					52,622	50,865
Less accumulated depreciation	(17,286)					(17,286)	(16,435)
Property and Equipment, Net	$ 35,336					35,336	34,430
Capitalized interest						$ 36	$ 28	$ 26
NAA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger		1,680	840	1,300	1,260
EA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger			1,880	1,300	700
EA Segment | Ship One Sold in November
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger	2,210
EA Segment | Ship Two Sold in November
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger	2,110